Events after the Reporting Period	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Events after the Reporting Period
25.	Events after the Reporting Period
No additional significant events after the reporting period have occurred, except as described below:
On July 27, 2022, Wallbox Chargers, S.L. has acquired the remaining 49% of share capital of Electromaps, S.L. going on to own 100% of its share capital as of that date. The price of the transaction has been set at 1,799,435 euros, consequently, seen agreement on the revised settlement amount has been reached before June 30, 2022 the Group has updated the value of the put option, impacting the profit or loss for the period as a financial income amounting to Euros 2,002,315 (Note 20). The payment of the consideration is made through a cash payment of Euros 150,000 on July 29, 2022 and Euros 150,000 on August 30, 2022. The remaining amount has been paid through the issuance of 163,861 Class A shares of Wallbox N.V. whose nominal value is Euros 0.12 per share.
On July 29, 2022, Wallbox Chargers, S.L. acquired 100% of shares of AR Electronics Solutions, S.L. for a total consideration of Euros 10,499,985.23. This consideration consists of a payment made in cash of Euros 4,200,000 at the date of acquisition and the issuance of 700,777
c
lass A shares of Wallbox N.V. whose nominal value is Euros 0.12 per share. In addition, there are three earn-out payments of a maximum of Euros
1,000,000
each, 50% in cash and 50% in Class A shares of Wallbox N.V. to be paid in
 2023, 2024 and 2025 respectively, if certain conditions established in the acquisition contract are met.
On August 4, 2022, Wallbox USA, Inc. acquired 100% of shares of Coil, Inc. for a total consideration of USD 3,589,999. This consideration consists of a payment made in cash of USD 1,080,000 at the date of acquisition and the issuance on January 2023 of 272,826 Class A shares of Wallbox N.V. whose nominal value is Euros 0.12 per share. In addition, there is a earn-out payment of up to 304,350
Class A Shares of Wallbox N.V. (equivalent to a total value of up to USD
 2,800,020
) if certain conditions established in the acquisition contract are met.
On July 1, 2022, certain employees converted 40,930 options, as part of their stock option plan, into 40,930 Class A ordinary shares of Euros 0.12 of par value, meaning an increase of share capital of Euros 4,912.
On September 5, 2022, an employee converted 1000 options, as part of his stock option plan, into 1000 Class A ordinary shares of Euros 0.12 of par value, meaning an increase of share capital of Euros 120. In addition, on September 6, 2022, certain employees converted 60.576 options, as part of their stock option plan, into 60.576 Class A ordinary shares of Euros 0.12 of par value, meaning an increase of share capital of Euros 7,269.

27.	EVENTS AFTER THE REPORTING PERIOD
After the reporting date of 31 December 2021, holders of Public warrants have converted 446,465 warrants into 446,465 Class A ordinary shares of 0.12 euros of par value, meaning an increase of share capital of Euros 53,576 and a share-premium of Euros 6,451,099, at a price of USD 11.50
On 12 January 2022, some holders of Private Warrants, have converted 50,000 warrants on 14,891 Class A ordinary shares on a cash-less basis, considering a ‘Sponsor’s Fair Market Value’ of USD 16.38 (the excess over the ‘Sponsor’s Fair Market Value’ amounted to USD 16.38 minus USD 11.50). This has meant an increase of share capital Euros 1,787 and a share-premium of Euros 324,607.
On 21 April 2022, a member of the key management of the group converted 100 options (as part of the management stock option plan) into 100 Class A ordinary shares of 0.12 euros of par value, meaning an increase of share capital of Euros 12.
As a result of escalating tensions along the Russia-Ukraine border, the U.S. and certain allies in Europe imposed sanctions on Russia and could impose further sanctions against it. Russia could respond in kind. Sanctions imposed by any of these countries could disrupt our supply of critical components among our manufacturing facilities in Europe. Such disruptions could negatively affect our ability to provide critical components to affiliates or produce finished goods for customers, which could increase our costs, require capital expenditures and harm our results of operations and financial condition. Wallbox has analyzed also the potential impacts of external factors as the Ukraine-Russia conflict, and considers that it will not affect significantly the normal course of the business. However, we continue to monitor the situation closely.
On 24 September 2021 the Group has signed a new lease agreement of land and buildings for the construction of the facility in Arlington – Texas (USA). This contract has been effective in the beginning of 2022.